dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended								12 Months Ended
	Feb. 10, 2021	Oct. 01, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Dividends per share
Dividends per share	$ 0.3112		$ 0.31120	$ 0.29125	$ 0.29125	$ 0.29125	$ 0.29125	$ 0.28125	$ 0.28125	$ 0.27250	$ 1.18495	$ 1.12625
Dividends Declared			$ 403	$ 374	$ 372	$ 371	$ 352	$ 338	$ 339	$ 329	$ 1,520	$ 1,358
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)											5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in Common Shares											$ 524	$ 256